SEMI-ANNUAL REPORT




                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND



                               [MDL LOGO OMITTED]




                                 APRIL 30, 2002

THE MDL FUNDS

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets .................................................    1

Statement of Operations .................................................    2

Statement of Changes in Net Assets ......................................    3

Financial Highlights ....................................................    4

Notes to the Financial Statements .......................................    5
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                            THE MDL FUNDS
April 30, 2002                                                       (Unaudited)

                                      Face      Market
MDL BROAD MARKET                     Amount      Value
FIXED INCOME FUND                     (000)      (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (43.4%)
   U.S. Treasury Notes
        7.000%, 07/15/06             $1,815     $ 2,000
        6.625%, 05/15/07                250         273
        6.500%, 05/15/05              3,275       3,524
        6.000%, 08/15/09                775         825
        4.250%, 05/31/03              3,040       3,101
        3.000%, 02/29/04              8,400       8,387
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $17,904)                                18,110
                                                -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)
   FHLMC
        3.250%, 11/15/04              1,400       1,382
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 37          38
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,418)                                  1,420
                                                -------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS (40.4%)
   FNMA
        7.000%, 01/01/31              1,509       1,558
        7.000%, 07/01/31                184         190
        6.500%, 11/01/28                679         691
        6.500%, 06/01/30                 17          18
        6.500%, 07/01/31                 59          60
        6.500%, 10/01/31              1,300       1,317
        6.500%, 02/01/32                990       1,003
        6.000%, 01/01/32                994         983
   GNMA
        7.500%, 06/15/28                 47          50
        7.500%, 09/15/29                860         904
        7.500%, 11/15/29                 58          61
        7.500%, 04/15/30                401         420
        7.500%, 03/15/31                110         115
        6.500%, 01/15/26                146         149
        6.500%, 04/15/26                 95          97
        6.500%, 12/15/27                 28          29
        6.500%, 06/15/28                194         198
        6.500%, 10/15/28                174         177
        6.500%, 04/15/29                196         200
        6.500%, 01/15/31              2,131       2,169
        6.500%, 07/15/31                161         164
        6.500%, 01/15/32                997       1,011
        6.500%, 03/15/32              1,300       1,319
        6.000%, 10/15/31                498         494
        6.000%, 01/15/32                997         988
        6.000%, 02/15/32              2,496       2,472
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $16,559)                                16,837
                                                -------

                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITY (2.4%)
   American Express Credit Account
        Master Trust, Ser 1999-A1
        5.600%, 11/15/06             $  950     $   985
                                                -------
TOTAL ASSET-BACKED SECURITY
   (Cost $949)                                      985
                                                -------
CORPORATE OBLIGATIONS (7.1%)
   Citigroup
        6.500%, 01/18/11                650         665
   JP Morgan Chase & Co
        6.750%, 02/01/11                650         658
   Pacific Bell
        6.875%, 08/15/06                250         267
   Wal-Mart Stores
        6.875%, 08/10/09              1,279       1,370
                                                -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $2,948)                                  2,960
                                                -------
REPURCHASE AGREEMENT (2.4%)
   Morgan Stanley Dean Witter
        1.500%, dated 04/30/02, matures
        05/01/02, repurchase price
        $1,000,188 (collateralized by
        U.S. Treasury Notes, market
        value $1,020,800)             1,000       1,000
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,000)                                  1,000
                                                -------
TOTAL INVESTMENTS (99.1%)
   (Cost $40,778)                                41,312
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.9%)            365
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,030,821 outstanding
     shares of beneficial interest               41,615
   Accumulated Net Realized Loss
     on Investments                                (472)
   Net Unrealized Appreciation
     on Investments                                 534
                                                -------
TOTAL NET ASSETS (100.0%)                       $41,677
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.34
                                                =======


CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC-- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS (000)                                                                        THE MDL FUNDS
For the six-month period ended April 30, 2002                                                           (Unaudited)

                                                                                                        MDL BROAD
                                                                                                      MARKET FIXED
                                                                                                       INCOME FUND

------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income.................................................................................     $    --
   Interest .......................................................................................         873
------------------------------------------------------------------------------------------------------------------
     Total Investment Income.......................................................................         873
------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......................................................................          78
   Administrative Fees  ...........................................................................          40
   Professional Fees ..............................................................................          24
   Transfer Agent Fees ............................................................................          17
   Printing Fees ..................................................................................          12
   Registration and Filing Fees ...................................................................          11
   Trustee Fees ...................................................................................           4
   Custodian Fees .................................................................................           2
   Organizational Costs ...........................................................................           2
   Insurance and Other Fees .......................................................................           2
------------------------------------------------------------------------------------------------------------------
   Total Expenses..................................................................................         192
------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ..........................................................         (32)
   Less: Directed Brokerage Fees ..................................................................          (5)
------------------------------------------------------------------------------------------------------------------
   Net Expenses....................................................................................         155
------------------------------------------------------------------------------------------------------------------
       Net Investment Income.......................................................................         718
------------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold .........................................................        (472)
   Net Change in Unrealized Depreciation on Investment Securities .................................        (902)
------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ..............................................      (1,374)
------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting From Operations ...........................................     $  (656)
==================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                              THE MDL FUNDS
For the six-month period ended April 30, 2002 (Unaudited) and the year ended October 31, 2001


                                                                                                  MDL BROAD
                                                                                                MARKET FIXED
                                                                                                 INCOME FUND
                                                                                            --------------------
                                                                                              11/01/01 11/01/00
                                                                                              4/30/02  10/31/01
-------------------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Income...............................................................       $  718  $  1,204
   Net Realized Gain (Loss) from Securities Sold ......................................         (472)    1,147
   Net Unrealized Appreciation (Depreciation) on Investment Securities ................         (902)    1,543
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations.....................         (656)    3,894
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................................         (718)   (1,204)
   Realized Capital Gains .............................................................         (473)       --
-------------------------------------------------------------------------------------------------------------------
   Total Distributions.................................................................       (1,191)   (1,204)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ......................................................................       19,446     3,690*
   Shares Issued in Lieu of Cash Distributions ........................................        1,191     1,204
   Shares Redeemed ....................................................................       (3,836)   (4,454)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived From Capital Share Transactions .....................       16,801       440
-------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets .......................................................       14,954     3,130
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................................       26,723    23,593
-------------------------------------------------------------------------------------------------------------------
   End of Period ......................................................................      $41,677   $26,723
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .............................................................................        1,870       402*
   Issued in Lieu of Cash Distributions ...............................................          114       116
   Redeemed ...........................................................................         (369)     (479)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares .............................................................        1,615        39
===================================================================================================================
*Includes in-kind purchases (See Note 7).
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                  THE MDL FUNDS
For a Share Outstanding Throughout Each Period
For the six-month period ended April 30, 2002 (Unaudited) and for the periods ended October 31,

             Net                                                                              Net
            Asset                     Realized and     Distributions    Distributions        Asset
            Value,          Net        Unrealized        from Net            from            Value,
          Beginning     Investment     Gain (Loss)      Investment          Capital           End         Total
          of Period       Income      on Securities       Income             Gains         of Period     Return+
          ---------     ----------    -------------    -------------     -------------     ---------    --------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2002*      $11.06         $0.21          $(0.53)         $(0.21)            $(0.19)          $10.34       (2.84)%
2001(1)      9.93          0.51            1.13           (0.51)                --            11.06       16.99
2000         9.76          0.50            0.17           (0.50)                --             9.93        7.13
1999        10.48          0.44           (0.73)          (0.43)                --             9.76       (2.80)
1998(2)     10.00          0.41            0.48           (0.41)                --            10.48        9.10

                                                                                   Ratio
                                                                                   of Net
                                                             Ratio               Investment
                                                           of Expenses          Income (Loss)
                                           Ratio           to Average             to Average
           Net                            of Net           Net Assets             Net Assets
         Assets,         Ratio          Investment         (Excluding             (Excluding
           End        of Expenses         Income         Waivers, Directed     Waivers, Directed     Portfolio
        of Period     to Average        to Average         Brokerage and         Brokerage and       Turnover
          (000)       Net Assets        Net Assets        Reimbursements)       Reimbursements)         Rate
        ---------     -----------      -------------      ---------------     ------------------     ---------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2002*     $41,67        70.90%             4.16%               1.12%                 3.94%             43.22%
2001(1)   26,723         0.90              4.90                1.23                  4.57              183.72
2000      23,593         0.90              5.11                1.21                  4.80              168.42
1999      20,792         0.90              4.40                1.50                  3.80              198.83
1998(2)    5,411         0.90              4.38               11.24                 (5.96)              72.82

Amounts designated as "--" are either $0 or have been rounded to $0.
 * For the six-month period ended April 30, 2002. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
(1) The information set forth in this table for the periods prior to February 28, 2001, is the financial data of the MDL Broad Market Fixed Income Fund, a series of the Advisors' Inner Circle Fund (See Note 1).
(2) The Fund commenced operations on October 31, 1997.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2002

1.  ORGANIZATION:
THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Broad Market Fixed Income Fund (the "Fund"). The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On November 13, 2000, the Trustees of the Advisors' Inner Circle Trust voted to approve a tax-free reorganization of the MDL Broad Market Fixed Income Fund (the "Advisors' Inner Circle MDL Portfolios") into a newly formed trust (the "MDL Funds") through a transfer of all assets and liabilities of the Advisors' Inner Circle MDL Portfolios to the MDL Funds. The reorganization took place on February 28, 2001.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which market quotations are not readily available, of which there are none as of April 30, 2002, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly for the MDL Broad Market Fixed Income Fund. Any net realized capital gains are distributed to shareholders at least annually.

April 30, 2002

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provision of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Fund. For its services, the Distributor received $683 for the six months ended April 30, 2002.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.15% on the first $50 million of average daily net assets; 0.125% on the next $50 million of average net assets; and 0.10% on average net assets over $100 million of the Fund's average daily net assets.

DST Systems Inc. serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and MDL Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000 under which the Adviser receives an annual fee equal to 0.45% of the average daily net assets of the MDL Broad Market Fixed Income Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL Broad Market Fixed Income Fund to an annual rate of not more than 0.90% of the average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the

NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2002


Fund or which securities are to be purchased or sold by the Fund.

The MDL Broad Market Fixed Income Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six months ended April 30, 2002, the Fund's expenses were reduced by $5,306 under this arrangement.

The effect of the Fund's expense ratio due to directed brokerage, as a percentage of the average net assets of the fund on an annualized basis, for the six months ended April 30, 2002 was .02%.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2002 are as follows:
                                              MDL BROAD
                                             MARKET FIXED
                                             INCOME FUND
                                                 (000)
                                            --------------
Purchases
     U.S. Government .....................    $27,653
     Other ...............................      1,988
Sales
     U.S. Government .....................     14,177
     Other ...............................         80

At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2002, are as follows:

                                              MDL BROAD
                                             MARKET FIXED
                                             INCOME FUND
                                                 (000)
                                           --------------
Aggregate gross unrealized
     appreciation .........................      $567
Aggregate gross unrealized
     depreciation .........................       (33)
                                                 ----
Net unrealized appreciation ...............      $534
                                                 ====

7.  IN-KIND TRANSFERS:
In April 2001, the MDL Broad Market Fixed Income Fund issued 48,827 shares of beneficial interest in exchange for securities from an account managed by MDLAdvisors, Inc. valued at $501,486.

                                      NOTES

                                      NOTES

     THE MDL FUNDS:
     MDL Broad Market Fixed Income Fund

     INVESTMENT ADVISER:
     MDL Advisors, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     For information call: 1-877-MDL-FUND

     This information may be preceded or accompanied by a current prospectus for the fund described.




     MDL-SA-001-0100